10-Q Consolidated Statements of Operations - USD ($) shares in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue	$ 785,189,000		$ 711,813,000		$ 1,093,089,000	$ 1,021,778,000	$ 2,534,729,000	$ 2,228,930,000	$ 2,178,002,000
Cost of revenue:
Total cost of revenue	632,206,000		608,472,000		936,011,000	917,323,000	2,173,835,000	1,881,981,000	1,807,424,000
Gross profit	152,983,000		103,341,000		157,078,000	104,455,000	360,894,000	346,949,000	370,578,000
Selling, general and administrative expenses	59,450,000		42,933,000		108,108,000	88,652,000	166,599,000	155,872,000	156,080,000
Operating income	93,533,000		60,408,000		48,970,000	15,803,000	194,295,000	191,077,000	214,498,000
Interest expense	19,156,000		7,424,000		28,651,000	12,690,000	30,121,000	19,218,000	20,577,000
Other income (expense)	2,478,000		(2,842,000)		3,304,000	(4,778,000)	(5,353,000)	1,355,000	835,000
Income (loss) before income taxes	76,855,000		50,142,000		23,623,000	(1,665,000)	158,821,000	173,214,000	194,756,000
Total income tax expense	20,019,000		11,580,000		8,107,000	(217,000)	42,601,000	43,459,000	47,431,000
Net income	$ 56,836,000	$ (41,320,000)	$ 38,562,000	$ (40,010,000)	$ 15,516,000	$ (1,448,000)	$ 116,220,000	$ 129,755,000	$ 147,325,000
Net income (loss) per share:
Basic (in dollars per share)	$ 1.00		$ 0.68		$ 0.27	$ (0.03)	$ 2.05	$ 2.29	$ 2.60
Diluted (in dollars per share)	$ 1.00		$ 0.68		$ 0.27	$ (0.03)
Weighted average common shares outstanding:
Basic (in shares)	56,566		56,566		56,566	56,566	56,566	56,566	56,566
Diluted (in shares)	56,599		56,566		56,583	56,566
Construction materials
Revenue:
Total revenue	$ 431,752,000		$ 381,131,000		$ 624,669,000	$ 576,829,000	$ 1,347,008,000	$ 1,211,459,000	$ 1,108,337,000
Cost of revenue:
Total cost of revenue	316,179,000		303,498,000		510,308,000	506,355,000	1,086,193,000	965,028,000	843,127,000
Contracting services
Revenue:
Total revenue	353,437,000		330,682,000		468,420,000	444,949,000	1,187,721,000	1,017,471,000	1,069,665,000
Cost of revenue:
Total cost of revenue	$ 316,027,000		$ 304,974,000		$ 425,703,000	$ 410,968,000	$ 1,087,642,000	$ 916,953,000	$ 964,297,000